Segments	12 Months Ended
Dec. 31, 2015
Segments [Abstract]
Segments

17. Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. Information provided to the CODM is at the gross margin level. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summary information by segments:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenues
Net advertising services	863,737	1,190,158	1,226,516	189,342
Paid services	560,738	447,702	382,680	59,076
Total revenues	1,424,475	1,637,860	1,609,196	248,418
Cost of revenues
Net advertising services	(379,868)	(522,553)	(557,421)	(86,051)
Paid services	(316,487)	(259,079)	(271,965)	(41,984)
Total cost of revenues	(696,355)	(781,632)	(829,386)	(128,035)
Gross profit
Net advertising services	483,869	667,605	669,095	103,291
Paid services	244,251	188,623	110,715	17,092
Total gross profit	728,120	856,228	779,810	120,383